Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Marketable Securities

The Company has one investment in a publicly traded security and the following reconciles its cost basis to its fair market value as of September 29, 2012. There were no marketable securities at September 24, 2011.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Equity security	$5,931	$98	$—	$6,029

The following table shows the current and non-current classification of the Company’s marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

	June 30, 2012	December 31, 2011
Current	$196,025	$218,789
Non-current	95,299	68,292

Total marketable securities	$291,324	$287,081

(1)	Deferred compensation plan assets invested in mutual funds are included under the caption “License, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

The following table shows the current and non-current classification of the Company’s marketable securities as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Current	$218,789	$170,648
Non-current	68,292	259,317

Total marketable securities	$287,081	$429,965

Supplemental Cash Flow Statement Information

Supplemental Cash Flow Statement Information

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Cash paid during the period for income taxes	$166,565	$118,850	$130,486

Cash paid during the period for interest	$55,045	$36,268	$39,382

Non-Cash Investing Activities:
Fair value of stock options assumed in the Gen-Probe acquisition	$2,655	$—	$—

Additional acquisition contingent consideration accrued	$—	$18,924	$32,489

Non-Cash Financing Activities:
Fair value of contingent consideration at acquisition	$—	$86,600	$29,500

Deferred payments for acquisitions	$1,655	$47,258	$—

Schedule of Inventories	Inventories consisted of the following:

	September 29, 2012	September 24, 2011
Raw materials	$134,983	$119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645

	$367,191	$230,544

Inventories

	June 30,	December 31,
	2012	2011
Raw materials and supplies	$24,634	$19,429
Work in process	29,341	27,464
Finished goods	36,914	30,993

Inventories	$90,889	$77,886

Inventories

	December 31, 2011	December 31, 2010
Raw materials and supplies	$19,429	$16,915
Work in process	27,464	21,446
Finished goods	30,993	28,055

Inventories	$77,886	$66,416

Estimated Useful Lives of Property and Equipments

Property and equipment are depreciated over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Building and improvements	35–40 years
Equipment and software	3–10 years
Equipment under customer usage agreements	3–8 years
Furniture and fixtures	5–7 years
Leasehold improvements	Shorter of the Original Term of Lease or Estimated Useful Life

Depreciation of property, plant and equipment is provided using the straight-line method over the estimated useful lives of the assets as follows:

Years
Building	10-50
Machinery and equipment	3-8
Furniture and fixtures	3

Schedule of Estimated Amortization Expense

The estimated amortization expense at September 29, 2012 for each of the five succeeding fiscal years is as follows:

Fiscal 2013	$413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	361,061

Rollforward of Goodwill Activity by Reportable Segment

A rollforward of goodwill activity by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Skeletal Health	Total
Balance at September 24, 2011	$638,887	$633,319	$1,009,973	$8,151	$2,290,330
Gen-Probe acquisition	—	1,652,546	—	—	1,652,546
Impairment charge	(5,826)	—	—	—	(5,826)
Tax adjustments	—	(1,315)	6,212	—	4,897
Foreign currency	2,082	907	325	(26)	3,288
Other adjustments	598	(2,010)	(1,044)	—	(2,456)

Balance at September 29, 2012	$635,741	$2,283,447	$1,015,466	$8,125	$3,942,779

Rollforward of Accumulated Goodwill Impairment Losses by Reportable Segment

A rollforward of accumulated goodwill impairment losses by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Total
Balance at September 24, 2011	$342,593	$908,349	$1,165,804	$2,416,746
Impairment charge	5,826	—	—	5,826

Balance at September 29, 2012	$348,419	$908,349	$1,165,804	$2,422,572

Schedule of Other Assets

Other assets consist of the following:

	September 29, 2012	September 24, 2011
Other Assets
Deferred financing costs	$82,760	$11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995	—
Marketable security	6,029	—
Manufacturing access fees	18,323	—
Cost-method equity investments	15,976	4,608
Other	6,006	6,815

	$162,067	$46,077

Components of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income consisted of the following:

	September 29, 2012	September 24, 2011
Foreign currency translation adjustment	$7,211	$994
Unrealized gains on available-for-sale securities, net of tax of $36	62	—
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001

	$6,790	$1,995

Accounts Receivable Reserve Activity

Accounts receivable reserve activity for fiscal 2012, 2011 and 2010 is as follows:

	Balance at Beginning of Period	Charged to Costs and Expenses	Write- offs and Payments	Balance at End of Period
Period Ended:
September 29, 2012	$6,516	$3,270	$(3,390)	$6,396
September 24, 2011	$7,769	$1,614	$(2,867)	$6,516
September 25, 2010	$7,279	$1,895	$(1,405)	$7,769

Schedule of Reconciliation of Basic and Diluted Share Amounts

A calculation of net income (loss) per share and a reconciliation of basic and diluted share amounts for fiscal 2012, 2011, and 2010 is as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
Numerator:
Net (loss) income	$(73,634)	$157,150	$(62,813)

Denominator:
Basic weighted average common shares outstanding	264,041	261,099	258,743
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units	—	3,206	—

Diluted weighted average common shares outstanding	264,041	264,305	258,743

Basic net (loss) income per common share	$(0.28)	$0.60	$(0.24)

Diluted net (loss) income per common share	$(0.28)	$0.59	$(0.24)

Weighted-average anti-dilutive shares related to:
Outstanding stock options	10,491	7,747	13,260
Restricted stock units	1,378	—	1,427

The following table sets forth the computation of basic and diluted EPS for the six month periods ended June 30, 2012 and 2011 (in thousands, except per share amounts):

	Six Months Ended
	June 30,
	2012	2011
Basic Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(50)	(72)

Net income allocated to common stockholders	42,125	45,549

Weighted average common shares outstanding - basic	45,351	47,873

Net income per share - basic	$0.93	$0.95

Diluted Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(49)	(70)

Net income allocated to common stockholders	42,126	45,551

Weighted average common shares outstanding - basic	45,351	47,873
Dilutive securities	1,199	1,323

Weighted average common shares outstanding - diluted	46,550	49,196

Net income per share - diluted	$0.91	$0.93

The following table sets forth the computation of basic and diluted EPS for the years ended December 31, 2011, 2010 and 2009 (in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Basic Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(60)	(273)	(335)

Net income allocated to common stockholders	$50,064	$106,664	$91,448

Weighted average common shares outstanding - basic	47,254	48,560	50,356

Net income per share - basic	$1.06	$2.20	$1.82

Diluted Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(59)	(270)	(331)

Net income allocated to common stockholders	$50,065	$106,667	$91,452

Weighted average common shares outstanding - basic	47,254	48,560	50,356
Dilutive securities	1,133	473	609

Weighted average common shares outstanding - diluted	48,387	49,033	50,965

Net income per share - diluted	$1.04	$2.18	$1.79

Schedule of Product Warranty Activity

Product warranty activity for fiscal 2012 and 2011 is as follows:

	Balance at Beginning of Period	Provisions	Acquired	Settlements/ adjustments	Balance at End of Period
Period ended:
September 29, 2012	$4,448	$9,535	$230	$(8,034)	$6,179
September 24, 2011	$2,830	$5,535	$657	$(4,574)	$4,448

Schedule of Stock-Based Compensation Expense

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income for the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Cost of product sales	$1,792	$1,582
Research and development	3,628	3,853
Marketing and sales	1,481	1,346
General and administrative	5,690	6,078

Total	$12,591	$12,859